INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of breakdown, changes and amortization rates of intangible assets

	Indefinite
	useful life	Finite useful life
																	Estimated
														Other			losses	Software
					Customer									intangible			for	under
	Goodwill	Software			portfolio			Trademarks			Licenses			assets			software	development	Total
Annual amortization rate (%)		20.00	to	50.00	11.76	to	12.85	5.13	to	66.67	3.60	to	6.67	6.67	to	20.00
Balances and changes:
Balance on 12.31.17	23,062,421			2,720,806			1,978,863			1,073,615			13,969,606			20,952	(499)	506,140	43,331,904
Additions	—			970,172			—			—			6,647			—	—	249,307	1,226,126
Write-offs, net	—			(16)			—			—			—			—	—	—	(16)
Net transfers	—			519,539			—			—			—			32,539	—	(365,770)	186,308
Amortization (Note 25)	—			(965,459)			(549,589)			(84,205)			(920,116)			(3,968)	—	—	(2,523,337)
Balance on 12.31.18	23,062,421			3,245,042			1,429,274			989,410			13,056,137			49,523	(499)	389,677	42,220,985
Additions	—			374,690			—			—			—			—	—	1,390,731	1,765,421
Write-offs, net (1)	(3,249)			(5,066)			—			—			—			(58)	—	—	(8,373)
Net transfers	—			1,314,978			—			—			—			(6)	—	(1,229,472)	85,500
Transfers of goods destined for sale (2)	—			(1,537)			—			—			—			—	—	—	(1,537)
Business combinations (Note 1 c.1)	—			596			—			—			—			—	—	—	596
Amortization (Note 25)	—			(1,234,949)			(500,441)			(84,205)			(964,316)			(3,729)	—	—	(2,787,640)
Balance on 12.31.19	23,059,172			3,693,754			928,833			905,205			12,091,821			45,730	(499)	550,936	41,274,952

Balance on 12.31.18
Cost	23,062,421			16,604,769			4,513,278			1,658,897			20,244,219			270,741	(499)	389,677	66,743,503
Accumulated amortization	—			(13,359,727)			(3,084,004)			(669,487)			(7,188,082)			(221,218)	—	—	(24,522,518)
Total	23,062,421			3,245,042			1,429,274			989,410			13,056,137			49,523	(499)	389,677	42,220,985

Balance on 12.31.19
Cost	23,059,172			18,310,812			4,513,278			1,658,897			20,244,219			270,000	(499)	550,936	68,606,815
Accumulated amortization	—			(14,617,058)			(3,584,445)			(753,692)			(8,152,398)			(224,270)	—	—	(27,331,863)
Total	23,059,172			3,693,754			928,833			905,205			12,091,821			45,730	(499)	550,936	41,274,952
(1)	Refers to proportional write-off in the amount of R$3,249, made in July 2019, resulting from the sale of the Tamboré and Curitiba (CIC) data centers, pursuant to paragraph 86 of IAS 36.
(2)

Refers to transfers of assets from the Tamboré and Curitiba (CIC) data centers, sold for the amounts of R$419,690 to a company controlled by Asterion Industrial Partners SGEIC, SA, pursuant to an agreement entered into by the Company on May 8, 2019 and concluded. with the settlement on July 24, 2019, generating a gain in operating income of R$64,275.

Schedule of breakdown of goodwill

	12.31.19	12.31.18
Ajato Telecomunicação Ltda.	149	149
Spanish and Figueira, by the merger of Telefônica Data Brasil Holding (TDBH) in 2006	212,058	212,058
Santo Genovese Participações, Atrium Telecomunicações, which took place in 2004	71,892	71,892
Telefônica Televisão Participações, former Navytree, occurred in 2008	780,693	780,693
Vivo Participações, occurred in 2011 (1)	9,157,239	9,160,488
GVT Participações, occurred in 2015	12,837,141	12,837,141
Total	23,059,172	23,062,421

(1)	The proportional write-off in the amount of R$3,249, made in July 2019, resulting from the sale of the Tamboré and Curitiba (CIC) data centers, pursuant to paragraph 86 of IAS 36.